Report of Independent Registered Public Accounting Firm

To the Board of Trustees of New York Life Investments VP Funds Trust (formerly known as Mainstay VP Funds Trust) and Shareholders of each of the portfolios listed in Appendix 1:

In planning and performing our audits of the financial statements of the portfolios listed in Appendix 1 (constituting New York Life Investments VP Funds Trust, hereafter collectively referred to as the "Portfolios") as of and for the year ended December 31, 2024, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Portfolios' internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios' internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Portfolios' internal control over financial reporting.

The management of the Portfolios is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company;
(2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Portfolios' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Portfolios' internal control over financial reporting and their operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of December 31, 2024.

This report is intended solely for the information and use of the Board of Trustees of New York Life Investments VP Funds Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.


/s/PricewaterhouseCoopers LLP
New York, New York
February 21, 2025



Appendix 1
New York Life Investments VP Funds Trust

1. NYLI VP Hedge Multi-Strategy Portfolio
  (formerly known as MainStay VP Hedge Multi-Strategy Portfolio)
2. NYLI VP Balanced Portfolio
  (formerly known as MainStay VP Balanced Portfolio)
3. NYLI VP Bond Portfolio
  (formerly known as MainStay VP Bond Portfolio)
4. NYLI VP Dimensional U.S. Equity Portfolio
  (formerly known as MainStay VP Wellington U.S. Equity Portfolio)
5. NYLI VP Conservative Allocation Portfolio
  (formerly known as MainStay VP Conservative Allocation Portfolio)
6. NYLI VP MacKay Convertible Portfolio
  (formerly known as MainStay VP MacKay Convertible Portfolio)
7. NYLI VP Wellington Growth Portfolio
  (formerly known as MainStay VP Wellington Growth Portfolio)
8. NYLI VP CBRE Global Infrastructure Portfolio
  (formerly known as MainStay VP CBRE Global Infrastructure Portfolio)
9. NYLI VP Small Cap Growth Portfolio
  (formerly known as MainStay VP Small Cap Growth Portfolio)
10. NYLI VP Candriam Emerging Markets Equity Portfolio
  (formerly known as MainStay VP Candriam Emerging Markets Equity Portfolio)
11. NYLI VP Floating Rate Portfolio
  (formerly known as MainStay VP Floating Rate Portfolio)
12. NYLI VP MacKay U.S. Infrastructure Bond Portfolio
  (formerly known as MainStay VP MacKay U.S. Infrastructure Bond Portfolio)
13. NYLI VP Equity Allocation Portfolio
  (formerly known as MainStay VP Equity Allocation Portfolio)
14. NYLI VP MacKay High Yield Corporate Bond Portfolio
  (formerly known as MainStay VP MacKay High Yield Corporate Bond Portfolio)
15. NYLI VP Epoch U.S. Equity Yield Portfolio
  (formerly known as MainStay VP Epoch U.S. Equity Yield Portfolio)
16. NYLI VP Income Builder Portfolio
  (formerly known as MainStay VP Income Builder Portfolio)
17. NYLI VP PineStone International Equity Portfolio
  (formerly known as MainStay VP PineStone International Equity Portfolio)
18. NYLI VP Janus Henderson Balanced Portfolio
  (formerly known as MainStay VP Janus Henderson Balanced Portfolio)
19. NYLI VP Winslow Large Cap Growth Portfolio
  (formerly known as MainStay VP Winslow Large Cap Growth Portfolio)
20. NYLI VP Fidelity Institutional AM Utilities Portfolio
  (formerly known as MainStay VP Fidelity Institutional AM Utilities Portfolio)
21. NYLI VP Schroders Mid Cap Opportunities Portfolio
  (formerly known as MainStay VP Wellington Mid Cap Portfolio)
22. NYLI VP Moderate Allocation Portfolio
  (formerly known as MainStay VP Moderate Allocation Portfolio)
23. NYLI VP Growth Allocation Portfolio
  (formerly known as MainStay VP Growth Allocation Portfolio)
24. NYLI VP PIMCO Real Return Portfolio
  (formerly known as MainStay VP PIMCO Real Return Portfolio)
25. NYLI VP S&P 500 Index Portfolio
  (formerly known as MainStay VP S&P 500 Index Portfolio)
26. NYLI VP American Century Sustainable Equity Portfolio
  (formerly known as MainStay VP American Century Sustainable Equity Portfolio)
27. NYLI VP Wellington Small Cap Portfolio
  (formerly known as MainStay VP Wellington Small Cap Portfolio)
28. NYLI VP U.S. Government Money Market Portfolio
  (formerly known as MainStay VP U.S. Government Money Market Portfolio)
29. NYLI VP MacKay Strategic Bond Portfolio
  (formerly known as MainStay VP MacKay Strategic Bond Portfolio)
30. NYLI VP Natural Resources Portfolio
  (formerly known as MainStay VP Natural Resources Portfolio)